[Heller Ehrman LLP Letterhead]

May 6, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W. - Mailstop 3-9

Washington, D.C. 20549

Attn: Zafar Hasan

Re:	Neurobiological Technologies, Inc.

Form S-3 filed February 25, 2005

File No. 333-123017

Ladies and Gentlemen:

On behalf of Neurobiological Technologies, Inc. (“NTI”), this letter responds to the comments of the Staff of the Securities and Exchange Commission set forth in the letter dated March 25, 2005, in connection with the filing of the above-referenced registration statement on Form S-3 (the “Form S-3”). On behalf of NTI, we are concurrently filing Amendment No. 1 to the Form S-3 (“S-3 Amendment”).

General

1.	We note that you have filed a request for confidential treatment in connection with the form 10-Q filed November 10, 2004. You will receive comments relating to that request under separate cover. Please be advised that all confidential treatment issues must be resolved before we will consider a request for acceleration of the registration statement.

We have not received comments on the confidential treatment request. We understand that we will need to resolve any confidential treatment issues before the Commission will consider an acceleration request for the Form S-3.

2.	If you are planning an immediate takedown offering and plan to use any graphic, visual or photographic information, you should provide us with proofs of that visual material prior to its use in a prospectus supplement. Please note we may have comments regarding this material. Additionally, if you are planning an immediate take down, please provide us with a supplemental copy of your prospectus summary. We may have additional comments after we have had an opportunity to review it.

NTI is not currently planning an immediate takedown from the Form S-3. If NTI’s plans change prior to effectiveness of the Form S-3, we will provide the requested information.

3.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the filing that we have not cited as examples, make the appropriate changes in accordance with our comments.

We have noted this and believe we have responded as required.

4.	In your response letter, please state our comment and then explain each change that has been made in response to a comment. In addition, you should also reference each page number in which disclosure has been revised in response to a comment so that we can easily place your revised disclosure in its proper context.

We have complied with this request.

5.	We note that you have not included the undertaking required by Item 512(e) of Regulation S-K. Please revise to include the undertaking.

We respectfully note that NTI has not expressly incorporated by reference any portion of an annual report to stockholders meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Exchange Act. Accordingly, we believe that the undertaking set forth in Item 512(e) of Regulation S-K is not required in the Form S-3. Additionally, we note that NTI provides stockholders with its Annual Report on Form 10-K in satisfaction of Rule 14a-3, when soliciting proxies for annual meetings of stockholders.

Form S-3

Cover page

6.	Please revise your cover page to refer to the risk factors discussed in your Form 10-K and Form 10-Qs. In future periodic reports include the risk factor section in your table of contents and title the section “Risk Factors,” rather than “Other Factor’s that May Affect Future Results.” Revise the “Risk Factors” section in your registration statement to reference the pages of your periodic reports where the risk factors are discussed.

We have revised the cross-reference in the S-3 Amendment per your request.

About Neurobiological Technologies

7.	In the subheading “Memantine,” you state that, “we share in revenues from sales of Memantine for all indications.” This statement appears to conflict with the statement in the Risk Factors in your latest 10-Q under the heading “We are dependent on Merz and its marketing partners…” In that risk factor, you suggest the possibility that there are other indications for which you may not be entitled to royalty payments. Please revise your disclosure to clarify the indications for which you are entitled to royalty payments. Additionally, if you are not entitled to share in the revenues from sales in all jurisdictions please revise to clarify which jurisdictions are exempted.

We have revised the disclosure in the S-3 Amendment to clarify clinical indications and geographic markets where NTI does and does not receive royalties on Memantine sales.

8.	Please revise the discussion of your agreement with Merz and Children’s Medical Center Corporation to more clearly explain each party’s obligations under the agreement.

We have revised the disclosure in the S-3 Amendment to clarify the parties’ respective obligations under the agreement. We note that NTI and Children’s Medical Center have no continuing material obligations under this agreement and that Merz is responsible for the continued development and commercialization of Memantine.

9.	Revise the description of Mertz’s agreements with Forest Laboratories, H. Lundbeck and Daiichi Suntory Pharma to explain how these agreements affect you and your operations.

We have revised the disclosure in the S-3 Amendment to clarify the parties’ respective obligations under the agreement.

10.	Please revise your discussion of Xercept to clarify that Orphan drug designation provides you with seven years market exclusivity if your product is the first FDA approved product that addresses the specified indications. The disclosure should clarify that if a competing product with Orphan drug status obtains FDA approval before you, the competitor receives seven years of market exclusivity.

We have revised the disclosure in the S-3 Amendment as requested.

11.	Please provide more information about your difficulties obtaining Xerecept. Do you have a supply agreement? Is your supplier a sole source supplier? What was the cause of the shortage? How are you addressing the problem? To the extent you rely on any sole source suppliers, please consider amending your most recent Form 10-Q to include a risk factor disclosing the reliance and potential consequences. The discussion should identify the sole source providers and your product(s) or product candidate(s) that are dependent on this source.

We have revised the disclosure in the S-3 Amendment as requested. Additionally, we have included in the S-3 Amendment the risk factors from the most recent Form 10-Q and added additional discussion of NTI’s supply-related risks.

12.	Please revise the discussion of Viprinex to explain the meaning of the term “reperfusion therapy.”

We have complied with your request and have explained the term “reperfusion therapy” in the S-3 Amendment.

Use of proceeds, p 4

13.	Please confirm that you will provide a detailed “Use of Proceeds” section in a prospectus supplement each time you do a take down. In each prospectus supplement the “Use of Proceeds” section should quantify, to the best of your knowledge, the amount of proceeds you anticipate will be used for each of your development projects, the stage of development that you expect to achieve with the proceeds and any other activities you plan to fund using the proceeds.

NTI confirms that it will provide a detailed discussion of the use of proceeds in each prospectus supplement filed with regard to the Form S-3, including the specific information you requested.

Incorporation of Certain Information by Reference, page 8

14.	We note that the company includes the Form 8-K filed in relation to the Empire acquisition. Please revise this Form S-3 to provide updated financial information and pro forma financial information related to this acquisition.

We have separately enumerated the amendment to NTI’s Form 8-K filed on August 6, 2004, which amendment includes the financial information and pro forma financial information relating to the Empire acquisition.

Exhibits

15.	Please file your exhibits as soon as possible. We may have further comments once we have had an opportunity to review them.

We have filed the remaining exhibit with the S-3 Amendment.

Form 10-K for the period ending June 30, 2004

Business, p. 3

16.	Please revise to address applicable comments issued above.

We have provided supplementally our proposed amendments to NTI’s Annual Report on Form 10-K for the year ended June 30, 2004 (the “Form 10-K”) to reflect the comments set forth above, as applicable, and the Commission’s comments to the Form 10-K. NTI intends to file an amendment to the Form 10-K following discussion with the Commission regarding the contents of the amendment.

17.	In several places throughout the 10-K, you make references to the Company’s products being “safe” or “effective” even for indications in which a product has not yet received FDA approval. As one example only, in the subsection Xerecept on page 8, you make reference to “clinical evidence” that Xerecept is safer than synthetic corticosteroids and the potential to “significantly improve the quality of life for brain cancer patients.” However, in light of the fact that Xerecept has not received FDA approval, assertions relating to safety and efficacy appear to be premature, unless accompanied by appropriate qualification. Specifically, any such statements should be introduced with a qualification that makes it clear that safety and/or efficacy have not yet been established, that subsequent clinical testing may reveal inefficacy or a lack of safety and that no definitive conclusions can be obtained until the FDA approval process is complete. Please review your statements throughout the section and include this introductory qualification as applicable.

NTI has revised the disclosure as required on pages 5, 8, 9 and 10 of the enclosed supplemental draft disclosure.

18.	Please revise to provide a detailed description of your agreements with Merz and Children’s Medical Center and Abbott Laboratories. These descriptions should include the following information:

•	The obligations of each of the parties;

•	Payments made or received to date;

•	Aggregate amount of potential payments;

•	Expiration date;

•	Termination provisions; and

•	All other material terms

NTI has provided on page 4 of the enclosed supplemental draft disclosure descriptions of the two agreements referenced above.

19.	We note that you have received license fees and royalty payments of $4,766,000 from August 2002 to June 30, 2004. We note that you entered into this agreement in 1998. If any fees were received prior to August 2002, please revise to provide the aggregate amounts received to date.

Other than an initial license fee received upon execution of the agreement in 1998, NTI has not received any license fees or royalty payments prior to August 2002, when the commercialization of Memantine began and NTI began receiving royalties on product sales. We have revised the Form 10-K to clarify the significance of the August 2002 date.

Patents and Proprietary Information, page 11

20.	Please disclose the identity of the party licensing patents disclosed in this section. Additionally, describe the material terms of each of the licensing agreements, including:

•	Total amounts paid to date;

•	Existence of royalty provisions;

•	Aggregate amount of potential payments;

•	Expiration date;

•	Termination provisions; and

•	Any other material terms.

If such agreements have not been filed as agreements, please file them or provide a supplemental analysis supporting your determination that each agreement is not required to be filed.

NTI has provided on page 4 of the enclosed supplemental draft disclosure the disclosure requested above for each such agreement that constitutes a material contract (as defined in Item 601 of Regulation S-K). We note that all such material agreements have been filed as exhibits to NTI’s periodic reports.

Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies, pages 18-19

21.	We note that the discussion provided here seems to be merely a reiteration of what the company discloses in its accounting policy note to the financial statements related to each of these policies identified as critical. Please note that your disclosures should address material implications of uncertainties associated with the methods, assumptions and estimates underlying the company’s critical accounting measurements. Consistent with Section V of Financial Reporting Release 72, Commission Guidance Regarding Management’s Discussion and Analysis of Financial Condition and Results of Operations, please consider the following disclosures:

a.	Disclose your analysis of the uncertainties involved in applying a principle at a given time or the variability that is reasonably likely to result for its application over time.

b.	Specifically address why your accounting estimates or assumptions bear the risk of change.

c.	How the company arrived at the estimates, i.e. are they based on invoices or internally generated “best guesses.”

d.	Analyze, to the extent material, such factors as how accurate the estimate/assumption has been in the past, how it has changed in the past, and whether it is reasonably likely to change in the future.

e.	Analyze the estimate/assumption specific sensitivity to change, based on other outcomes that are reasonably likely to occur and would have a material effect.

On page 18 of the enclosed supplemental draft disclosure, NTI has provided an expanded MD&A discussion as requested above.

Research and Development Expenses, pages 19-20

22.	Please disclose period in which material net cash inflows from significant projects are expected to commence for each of your major research and development projects. To the extent that information is not known or estimable, please disclose that fact and the reason why it is not known.

On page 20 of the enclosed supplemental draft disclosure, NTI has provided the requested disclosure.

Liquidity and Capital Resources

Cash Flows from Operating Activities, page 21

23.	The discussion of the cash flows from operations is very brief and seems to address only the factors disclosed in the statement of cash flows. Please revise this discussion to include a better understanding of the actual drivers that resulted in the inflows and outflows. For instance we note that the company received a significant license fee in the current period that generated a significant inflow. Include discussion of that fact as well as any known trends related to this receipt. Similarly provide a more detailed explanation of the specific uses of cash as evidenced by the loss generated from operations.

On page 21 of the enclosed supplemental draft disclosure, NTI has provided an expanded discussion regarding cash flows as requested above.

Financial Statements

Note l. Description of Business and Summary of Significant Accounting Policies

Derivative Financial Instruments pages 35-36

24.	We note that the company originally established a liability related to the warrants based on its analysis of the requirements of EITF 00-19. Please explain to us the specific provisions within the warrant agreements that required the company to establish this liability in accordance with this guidance including whether the warrants could only be settled with registered shares. Further explain how the apparent reversal of the charges from previous periods complies with the guidance of paragraph 10 of EITF 00-19.

We note that per paragraph 17 of EITF 00-19, the Task Force observed that if (a) a derivative contract requires physical or net-share settlement by delivery of registered shares and does not specify any circumstances under which net-cash settlement would be permitted or required and (b) the contract does not specify how the contract would be settled in the event that the company is unable to deliver registered shares, then net-cash settlement is assumed if the company is unable to deliver registered shares (because it is unlikely that nonperformance would be an acceptable alternative). Consequently, the derivative must be classified as an asset or a liability because share settlement is not within the issuing company’s control.

In the definitive agreement for the financing transaction in which the subject warrants were issued (the “Agreement”), the Company committed as follows: “(b) the Company shall use its best efforts to cause the Registration Statement [registering the underlying warrant shares] to be declared effective by the Commission as promptly as possible after the filing thereof, but in any event prior to the Required Effectiveness Date, and shall use its best efforts to keep the Registration Statement continuously effective under the Securities Act (as defined) until the fifth anniversary of the Effective Date or such earlier date when all Registrable Securities covered by such Registration Statement have been sold publicly or may be sold pursuant to paragraph (k) of Rule 144 (the “Effectiveness Period”).” (The Required Effectiveness Date is defined in the Agreement as “90 days from the Closing Date if the Commission does not review the Company’s Form S-3 filed pursuant to Section 6.1, or 120 days from the Closing Date if the Commission reviews such Form S-3 filing.”)

The Agreement further provides that, if the Registration Statement is not declared effective by the Commission on or prior to the required Effectiveness Date, then the Company would be obligated to pay liquidated damages in cash equal to 1.5% of the gross offering proceeds. Consequently, the derivative securities, in this case the warrants, were initially recorded as a liability, in accordance with EITF 00-19, because both (a) the derivative contract requires physical or net-share settlement by delivery of registered shares and does not specify any circumstances under which net-cash settlement would be permitted or required, and (b) the contract does not specify how the contract would be settled in the event that the company is unable to deliver registered shares.

Therefore, the Company calculated the fair value of the warrants on the date of issuance (March 1, 2004) to be $2,234,880 using the Black-Scholes valuation method. Accordingly, on the date of issuance the fair value of the warrants was recorded as a liability with the appropriate amount of proceeds from the private placement allocated to that liability. The subsequent valuation of the warrants on March 31, 2004 was determined to be $1,804,200. The change of $430,680 in value of the warrants from the date of issuance (March 1, 2004) through March 31, 2004, which reduced the liability, was recorded as non-operating, other income for the quarter ended March 31, 2004.

On April 14, 2004, the SEC declared the registration statement filed by the Company for the shares issued in connection with the private placement and related warrants effective. Accordingly, the Company determined that April 14, 2004 was the final valuation date for the warrants, as all obligations under the agreement had been satisfied. This event removes the potential for a net-cash settlement. Accordingly, as of April 14, 2004, the warrants are no longer accounted for as a derivative instrument under FAS 133, and the Company performed a final valuation at April 14, 2004 and recorded a reclassification for the value of the warrants from liabilities to stockholders’ equity. The Company believes that it has complied with the guidance of paragraph 10 of EITF 00-19 as the contract was marked to fair value through earnings and when the contract was reclassified from a liability to equity, gains or losses recorded to account for the contract at fair value during the period that the contract was classified as a liability were not reversed.

Note 5. Stockholders’ Equity

Convertible Preferred Stock, page 37

25.	We note in the disclosure that “each share of the preferred stock will be automatically converted into one share of common stock upon the election of more than 50% of the Series A preferred stock to convert into common stock.” It appears that such an election was made in the current period as 620,000 of the then outstanding 1,154,000 shares converted. Explain to us why the provision described here did not result in the automatic conversion of all of these outstanding shares.

On page 37 of the enclosed supplemental draft disclosure, NTI has clarified that the outstanding shares of Series A preferred stock will automatically convert into common stock only upon the affirmative vote (or action by written consent in lieu of a vote) of a majority of the then-outstanding Series A shares.

Note 7. Collaboration Agreement, page 41

26.	We note that the company received certain payments under the licensing agreement with Merz. Please disclose the nature of the amounts received in the current periods, a better discussion of the events that resulted in the receipt of these payments, and a discussion of the future events that may result in additional payments related to the license portion of the agreement. Disclose the period over which the company expects to receive payments, both license and royalty, under the terms of these agreements.

On page 41 of the enclosed supplemental draft disclosure, NTI has provided an expanded discussion regarding revenues from Merz as requested above.

Form 10-Q for the period ending December 31, 2004

Notes to Condensed Financial Statements

Note 2. Acquisition of Empire Pharmaceuticals, Inc.

Purchase Price Allocation, page 9

27.	We note that the company appears to capitalize certain intangible assets related to the “snake venom compound and snake venom.” In note 1 of the financial statements for Empire, they seem to expense the costs for the snake venom as incurred. Please explain to us why it is appropriate for the company to capitalize these items.

The snake venom compound and snake venom are tangible assets which the Company acquired, together with certain intangible assets, in its acquisition of Empire Pharmaceuticals, Inc. The Company obtained an independent, professional appraisal of all the tangible and intangible assets acquired, of which the snake venom compound and snake venom tangibles were specifically identified and valued. In addition, in order to verify that the snake venom compound and snake venom were chemically evaluated, the Company retained a separate, professional biological expert to examine these chemicals. This expert tested the chemical integrity and longevity of the snake venom compound and snake venom and concluded that they were still usable by the Company in its development or commercial programs.

The Company has capitalized the value assigned to the snake venom compound and snake venom as they have alternative future uses for both developmental and commercial purposes. Ancrod, for which the Company’s trade name is Viprinex, is derived from the snake venom and snake venom concentrate compound. Ancrod had previously received approval in certain European countries and in Canada for the treatment of other indications, including deep-vein thrombosis; peripheral arterial occlusive disease; and, heparin-induced thrombocytopenia.

Prior to its acquisition by Abbott Laboratories, Knoll AG previously marketed Ancrod for these indications in approved European and Canadian markets under the trademarked names of Arwin and Arvin. The Company believes that Ancrod can also be used as a treatment for spinal cord injury and for the reduction of scarring. The Company has patent rights covering these indications and is seeking partners to develop Ancrod for these indications.

Accordingly, the snake venom compound and snake venom were capitalized, in accordance with Statement of Financial Accounting Standards No. 2, “Accounting for Research and Development costs” (“SFAS 2”), paragraph 11(a), which provides that “The cost of materials … that are acquired or constructed for research and development activities and that have alternative future uses (in research and development projects or otherwise) shall be capitalized as tangible assets when acquired or constructed.” The snake venom compound and snake venom are being depreciated over the period of time for which they have economic value for alternative future uses during the period in which they maintain independently-verified chemical integrity.

Results of Operations

Revenues, page 15

28.	We note that the discussion of the royalty revenues focuses mainly on where these royalties were earned. Please revise the discussion to provide a better insight into actual factors that resulted in these increases in royalties including management’s assessment of the known trends that these increases represent.

We respectfully note that pursuant to its agreement with Merz, NTI receives revenues from sales of Memantine by Merz and its marketing partners. Merz and its marketing partners have no obligation to, and do not, provide NTI with sales forecasts for Memantine. Accordingly, NTI has no specific information regarding the factors resulting in increased sales or the anticipated sales trends. To the extent that the Company is able to gain such insight in future periods, it will provide this information in future periodic reports.

In-Process Research and Development, page 16

29.	We note that the company anticipates incurring additional in-process research and development expense should the contingent purchase price payments be required in the future. It does not appear that the company will receive any additional technology at that time, so it is unclear to us why any additional charge is appropriate. Please provide to us the company’s analysis with references to the specific paragraphs within the applicable authoritative literature that supports this treatment.

We note that the contingent payment described on page 16 of the Form 10-Q was not certain or determinable on the date of the purchase of Empire Pharmaceuticals. Consequently, the initial payment was applied proportionally to each of the identified tangible and intangible assets acquired. Statement of Financial Accounting Standards No. 141 “Business Combinations” (SFAS 141) provides that: “Consideration that is issued or issuable at the expiration of the contingency period or that is held in escrow pending the outcome of the contingency shall be disclosed but not recorded as a liability or shown as outstanding securities unless the outcome of the contingency is determinable beyond a reasonable doubt”. The contingent payment is due to the selling shareholders of Empire Pharmaceuticals only in the event that the FDA approves, and the Company commences, Phase III clinical trials for Viprinex, but in no event earlier than one year from the purchase date. Consequently, the Company disclosed the terms of the agreement regarding the contingency and the potential payment in accordance with the guidance provided by SFAS 141.

In determining the cost of an acquired entity in a purchase business combination, paragraph 78 of Opinion 16 provides that securities issued unconditionally at the date of acquisition should be included in the cost of the acquisition and recorded at that date. Paragraph 79 of Opinion 16 states that contingent consideration should usually be recorded when the contingency is resolved and the consideration is issued or becomes issuable.

In the event that the contingent payment is made, payment of the full appraised fair value of the In-Process Research & Development (“IPR&D”) will have been made (together with payment for the full appraised fair value of the other acquired tangible and intangible assets); while the Company will not have received additional IPR&D, it will have made payment for the full appraised fair value of the assets already acquired and will appropriately charge to expense that portion of the value identified as IPR&D, not previously recognized or charged-off.

Management’s Discussion and Analysis, p. 12

30.	Currently, your MD&A Overview is quite broad and appears similar or identical to the information in the registration statement under the heading “About Neurobiological Technologies, Inc.”

However, we do not believe that the MD&A overview should provide the same information as a description of the company. In a recent release called Commission Statement about Management’s Discussion and Analysis of Financial Condition and Results of Operations,” the staff stated that “the development of MD&A disclosure should begin with management’s identification and evaluation of what information, including the potential effects of known trends, commitments, events, and uncertainties, is important to providing investors and others an accurate understanding of the company’s current and prospective financial position and operating results.” Release Nos. 33-8056; 34-45321; FR-61.

If future periodic reports please provide an overview with a focused discussion that highlights the key points that are covered in greater detail in the MD&A section, with emphasis on the key trend and analytical points.

We note your comments regarding MD&A and the Commission’s guidance on the MD&A overview. We will revise the MD&A as requested above for future periodic reports.

31.	Please note that if you will make or receive any payment that is material and probable, you this information should be disclosed in the liquidity and capital resources discussion. Such information is not the proper subject of a confidential treatment request. If there are no such payments, advise us of this fact in your response letter.

We note your comments regarding disclosure of material and probable payments in the liquidity and capital resources section of the MD&A. For the period ended December 31, 2004, there were no such payments, except for (i) those commitments for expenditures disclosed in the table of contractual commitments on page 18 of the Form 10-Q and (ii), to the extent known, those anticipated revenues from Memantine royalties discussed on page 15 of the 10-Q. In future periods, NTI will assess whether there are any material and probable payments and will provide appropriate disclosure of these as necessary.

Risk Factors, p. 19

“Our product candidates are based on new technologies …” page 19

32.	Many of the bullet points appear to be sufficiently significant to warrant separate risk factor disclosure. Please consider revising your risk factor section accordingly. Please note, the risk factor addressing the possibility that your products could be found to be unsafe, ineffective or toxic should identify adverse effects that clinical trial participants have experienced, if any.

We have revised the risk factors as requested and have included these revised risk factors in the S-3 Amendment. We note that with the inclusion of the revised risk factors in the S-3 Amendment, it should not be necessary to file the same risk factors in an amended quarterly report on Form 10-Q/A for the quarter ended December 31, 2004. However, NTI intends to file the amended risk factors in future periodic reports, commencing with the quarterly report on Form 10-Q for the quarter ended March 31, 2005.

33.	If you are aware of any third party infringement claims, please disclose this information. Additionally, disclose the risks presented by infringement claims and discuss the potential consequences even if such claims are not successful.

We have revised the risk factors as requested to state that there are no known third party claims and have disclosed infringement risks. The revised risk factor is contained in the S-3 Amendment.

“We are dependent on Merz and its marketing partners…” p.20

34.	We note your statement that Merz or Children’s medical center can terminate our research and marketing cooperation agreement upon 6 months notice. Please briefly disclose the circumstances that would allow for that termination and whether you have any reason to believe that such termination might occur.

We have revised the risk factor to discuss these termination provisions. The revised risk factor is contained in the S-3 Amendment.

“We expect that we will need to raise additional capital…” p. 20

35.	Please provide an estimate of the amount of capital that you will need to raise during the next 12-24 months.

We have revised the risk factor to provide an estimated amount of needed capital and have included the revised risk factor in the S-3 Amendment.

“Our industry is highly competitive…” p. 21

36.	If applicable, please consider discussing the advantages your competitors may have regarding financial resources, experience, product quality or any other material competitive advantage possessed by your competitors. If the new disclosure is substantial, consider including it as a new risk factor.

We have revised the risk factor to provide additional information about our competitors and have included the revised risk factor in the S-3 Amendment.

“It is difficult to integrate acquired companies…” p. 22

“ Our success will depend in large part, on our ability to obtain or license patents…” p.23

“If the members of our expanded management team.” p. 24

37.	If you have faced problems of the types described in this risk factor, you should describe the problems you have faced. If there are known facts which could lead to any of the problems you describe, you should also disclose those facts and their possible impact on the company.

We have revised these risk factors where appropriate to address the considerations set forth above. We have included the revised risk factors in the S-3 Amendment.

“We have relied and will continue to rely-on others for research…” page 23

38.	Please identify the parties on which you are substantially dependent. If you have agreements with these parties and such agreements have not been filed as exhibits, please file them or provide us with an analysis supporting your determination that such agreements are not required to be filed.

Although NTI has had relationships in the past where it has been substantially dependent on the contracting party, it does not believe there are currently any such relationships. However, NTI is currently in discussions with a clinical research organization for the design and management of its planned Phase III clinical trials for Viprinex. NTI expects to execute this agreement in the current fiscal quarter (ending June 30, 2005) and will provide disclosure regarding this agreement as required under Form 8-K at such time. Accordingly, we have revised the risk factor to reflect the fact that there will be one such material agreement where NTI’s dependence on the contracting party may give rise to the risks described in the risk factor.

“We must report on the adequacy of our internal controls…” page 24

39.	This risk factor is generic as it applies to all companies that have not yet completed the assessment and had their auditor complete their assessment. Therefore, it is inappropriate for risk factor disclosure. Please revise to delete the risk factor.

We have not included this risk factor in the S-3 Amendment. We will delete it from our future filings, unless specific issues arise as NTI and its auditors complete their assessments of NTI’s internal controls.

“Clinical trials or marketing of any of our potential products…” page 26

40.	We note that you current liability insurance does not cover the commercial sales of products. If accurate, please revise to specifically disclose that you have no liability coverage for Memantine.

We respectfully submit that there is no material risk presented by our lack of insurance coverage for commercial sales of Memantine as we do not sell or market Memantine and approvals were obtained by Merz and its marketing partners.

Form 8-K/A, filed August 6, 2004

General

41.	Please provide to us the company’s significance calculations that support the number of years of financial information presented related to Empire including how the company considered any contingent consideration to be issued in the transaction.

We respectfully note that the Company followed the guidelines of Rule 3-05 of Regulation S-X. The Company referred to §210.3-05(b), which in turn refers to §210.1-02(w) for determining the number of years to be presented for the acquired entity by measuring the significance of the investment. Although the acquisition was recorded as a purchase of assets, in accordance with Statement of Financial Accounting Standard No. 141 “Business Combinations” (“SFAS 141”), we determined that relevant guidance is provided by Regulation S-X. On the date of the acquisition, NTI had approximately $21.4 million of total assets. The initial purchase price for Empire Pharmaceuticals, of approximately $12.5 million (which excludes the contingent payment), exceeded 50% of NTI’s total assets. The investment test represents the highest significant percentage. As per §210.3-02(a), statements of operations and cash flows for three fiscal years, and interim periods per section (b), are required. Empire Pharmaceuticals has been in operation for less than a three-year period. The Company followed the provision in §210.3-05(b) (2) (iv) which provides that the earliest of the three fiscal year periods may be omitted if net revenues reported by the acquired business in its most recent fiscal year are less than $25 million. Empire Pharmaceuticals had no net revenue in its most recent fiscal year, and in accordance with §210.3-05(b) (2) (iv), the earliest period, which was less than a year in length, was omitted. Empire Pharmaceuticals reported the earliest, and only, full year of operations, the most recent interim period, and as a development stage entity, results of operations, changes in stockholders’ equity and cash flows for the period from inception through the end of the most recently reported interim date.

Report of Independent Registered Public Accounting Firm, page 4

42.	Please revise the second paragraph of this report to reference the standards of the Public Company Accounting Oversight Board (United States). Refer to paragraph 3 of Auditing Standard 1.

The independent auditors have provided a revised report that references the PCAOB standards as requested. The revised second paragraph of this audit report is set forth below for your review. NTI will file an amended Current Report on Form 8-K/A with this revised audit report once we have resolved the other outstanding comments to the Form 8-K.

“ We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.”

Statement of Cash Flows, page 8

43.	We note that you recorded approximately $246,619 in non-cash compensation and other costs. We were unable to identify in the financial statements a discussion of this amount. Please revise notes to include a discussion of the non-cash compensation and rather costs.

The independent auditors have revised the notes to the financial statements to include a new footnote that discusses the non-cash compensation and other costs referenced above. The text of this footnote is provided below for your review. NTI will file an amended Current Report on Form 8-K/A with the revised notes to the financial statements once we have resolved the other outstanding comments to the Form 8-K.

Note 8. Supplemental Disclosure of Cash Flow Information

Non-cash compensation and other costs for the year ended December 31, 2003 and for the period from February 1, 2002 (inception) through March 31, 2004 are as follows:

	Year Ended December 31, 2003	Period From February 1, through March 31, 2004
Common stock issued for services	$67,500	$67,500
Rent and officer salaries	179,119	358,238

	$246,619	$425,738

Rent and officer salaries represent amounts due to the Company’s founder and principal shareholder pursuant to an agreement between Empire and its founder (Note 3).

Note 1. Description of Business and Summary of Significant Accounting Policies

Unaudited Pro Forma Combined Condensed Financial Data

Note 1- Basis of Presentation, page 18

44.	We note that you allocated approximately $8.2 million to the license agreement and other acquired assets. Please tell us how the company determined the fair value of the acquired tangible and intangible assets. Also provide to us management’s analysis that supports the capitalization of this agreement. Refer to paragraph 11(c) of SFAS 2.

We respectfully note that the Company obtained an independent, professional appraisal of all the assets acquired with the purchase of Empire Pharmaceuticals. The Company utilized the information from the appraisal in the allocation of the purchase price (excluding the contingent consideration) to the acquired tangible and intangible assets. The license agreement and patents were assigned appraised fair value based upon the contractual and legal rights they provide, pursuant to the relevant guidance provided in SFAS 141, paragraph 39, and the other tangible assets were valued based upon their current appraised fair value (as discussed in the Response to item 27).

The Company has determined that the license agreement has alternative future uses. As described in the Response to item 27, the tangible assets have several alternative commercial and developmental uses, and were capitalized in accordance with SFAS 2 paragraph 11(a). The license agreement with Abbott Laboratories provides worldwide marketing and developmental rights to the Company for all indications of Ancrod, and the patents protect the Company for infringement upon the intellectual property covered in the license agreement. Ancrod had previously obtained approval in certain European countries and in Canada for the treatment of the following indications: deep-vein thrombosis; peripheral arterial occlusive disease; and, heparin-induced thrombocytopenia.

Prior to its acquisition by Abbott Laboratories, Knoll AG previously marketed Ancrod for these indications in the approved European and Canadian markets under the trademarked names of Arwin and Arvin. The Company believes that Ancrod can also be used as a treatment for spinal cord injury and for the reduction of scarring. The Company has patent rights covering these indications and is seeking partners to develop Ancrod for these indications. Accordingly, the Company capitalized the intangible assets, consisting of the license agreement and patents, in accordance with SFAS 2 paragraph 11(c).

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If you have any questions or further comments relating to the foregoing matter, please contact the undersigned at (858) 450-8430 or Ryan Murr at (858) 450-8425 at your convenience. Your assistance in this matter is gratefully appreciated.

Sincerely,

/s/ Stephen C. Ferruolo
Stephen C. Ferruolo

Enclosures

cc:	Jeffrey Reidler, Securities and Exchange Commission

Tabatha Akins, Securities and Exchange Commission

Jim Rosenberg, Securities and Exchange Commission

Jonathan R. Wolter, Neurobiological Technologies